Consolidated balance sheet - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 743,817	$ 1,086,163
Financial investments	19,202	35,044
Derivative financial instruments	16,292	16,329
Trade accounts receivables	231,174	229,032
Inventory	372,502	256,522
Recoverable income tax	8,703	12,953
Other assets	81,119	91,141
Total current assets	1,472,809	1,727,184
Non-current assets
Investments in equity instruments	3,723
Derivative financial instruments	102	15,651
Deferred income tax	168,205	221,580
Recoverable income tax	4,223	13,110
Other assets	98,584	93,131
Property, plant and equipment	2,087,730	1,898,296
Intangible assets	1,056,771	1,076,405
Right-of-use assets	12,689	18,869
Total non-current assets	3,432,027	3,337,042
Total assets	4,904,836	5,064,226
Current liabilities
Loans and financings	46,713	146,002
Lease liabilities	16,246	15,999
Derivative financial instruments	22,684	5,390
Trade payables	411,818	370,122
Confirming payables	232,860	145,295
Dividends payable	11,441	4,557
Asset retirement and environmental obligations	31,953	33,095
Contractual obligations	33,156	27,132
Salaries and payroll charges	76,031	56,107
Tax liabilities	65,063	43,630
Other liabilities	41,317	29,230
Total current liabilities	989,282	876,559
Non-current liabilities
Loans and financings	1,652,602	1,878,312
Lease liabilities	3,393	9,690
Derivative financial instruments	241	21,484
Asset retirement and environmental obligations	232,197	242,951
Provisions	36,828	30,896
Deferred income tax	208,583	218,392
Contractual obligations	114,076	138,893
Other liabilities	23,354	25,805
Total non-current liabilities	2,271,274	2,566,423
Total liabilities	3,260,556	3,442,982
Shareholders’ equity
Attributable to NEXA’s shareholders	1,386,273	1,377,445
Attributable to non-controlling interests	258,007	243,799
Total shareholders' equity	1,644,280	1,621,244
Total liabilities and shareholders’ equity	$ 4,904,836	$ 5,064,226